Schedule of Investments (unaudited) October 31, 2022	BlackRock Future U.S. Themes ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 0.1%
CH Robinson Worldwide Inc.	21	$2,052
United Parcel Service Inc., Class B	25	4,194

		6,246

Beverages — 1.0%
Coca-Cola Co. (The)	434	25,975
PepsiCo Inc.	77	13,982

		39,957

Building Products — 0.2%
Builders FirstSource Inc.(a)	97	5,981
Johnson Controls International PLC	58	3,355

		9,336

Capital Markets — 1.0%
Affiliated Managers Group Inc.	207	25,701
Ameriprise Financial Inc.	42	12,983
Raymond James Financial Inc.	35	4,135

		42,819

Chemicals — 1.3%
Corteva Inc.	43	2,810
LyondellBasell Industries NV, Class A	184	14,067
Olin Corp.	677	35,847

		52,724

Commercial Services & Supplies — 1.8%
Clean Harbors Inc.(a)	168	20,573
Copart Inc.(a)	95	10,927
Waste Connections Inc.	288	37,990
Waste Management Inc.	25	3,959

		73,449

Construction & Engineering — 2.2%
AECOM	813	61,203
EMCOR Group Inc.	145	20,459
Quanta Services Inc.	17	2,415
Valmont Industries Inc.	18	5,746

		89,823

Containers & Packaging — 0.1%
Sonoco Products Co.	75	4,656

Distributors — 1.6%
Genuine Parts Co.	269	47,844
LKQ Corp.	362	20,142

		67,986

Diversified Financial Services — 4.1%
Berkshire Hathaway Inc., Class B(a)	570	168,201

Electric Utilities — 0.3%
IDACORP Inc.	66	6,910
PNM Resources Inc.	141	6,552

		13,462

Electrical Equipment — 1.4%
AMETEK Inc.	195	25,284
Hubbell Inc.	129	30,635

		55,919

Electronic Equipment, Instruments & Components — 4.4%
Amphenol Corp., Class A	1,050	79,621
Arrow Electronics Inc.(a)	478	48,402
CDW Corp./DE	5	864
Jabil Inc.	515	33,089
Keysight Technologies Inc.(a)	65	11,320

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
TD SYNNEX Corp.	60	$5,490
Trimble Inc.(a)	60	3,610

		182,396

Energy Equipment & Services — 0.7%
ChampionX Corp.	244	6,983
Halliburton Co.	471	17,154
Helmerich & Payne Inc.	76	3,763
Valaris Ltd.(a)	21	1,405

		29,305

Food & Staples Retailing — 1.2%
Costco Wholesale Corp.	59	29,589
Walmart Inc.	131	18,645

		48,234

Food Products — 1.7%
Archer-Daniels-Midland Co.	110	10,668
General Mills Inc.	343	27,982
Hershey Co. (The)	69	16,475
JM Smucker Co. (The)	7	1,055
Kellogg Co.	192	14,749

		70,929

Health Care Providers & Services — 3.1%
McKesson Corp.	27	10,513
UnitedHealth Group Inc.	211	117,137

		127,650

Hotels, Restaurants & Leisure — 2.1%
McDonald’s Corp.	313	85,343

Household Durables — 0.3%
DR Horton Inc.	48	3,690
PulteGroup Inc.	257	10,278

		13,968

Household Products — 0.5%
Procter & Gamble Co. (The)	148	19,931

Independent Power and Renewable Electricity Producers — 0.2%
Ormat Technologies Inc.	112	10,130

Insurance — 0.6%
American Financial Group Inc./OH	42	6,095
Loews Corp.	94	5,360
Marsh & McLennan Companies Inc.	55	8,882
W R Berkley Corp.	51	3,793

		24,130

Interactive Media & Services — 0.5%
Alphabet Inc., Class A(a)	139	13,137
Alphabet Inc., Class C, NVS(a)	65	6,153

		19,290

Internet & Direct Marketing Retail — 0.3%
Amazon.com Inc.(a)	105	10,756

IT Services — 12.1%
Accenture PLC, Class A	475	134,852
Automatic Data Processing Inc.	60	14,502
Broadridge Financial Solutions Inc.	10	1,501
Cognizant Technology Solutions Corp., Class A	291	18,115
Genpact Ltd.	530	25,705
Mastercard Inc., Class A	253	83,029
Paychex Inc.	135	15,972
SS&C Technologies Holdings Inc.	1,473	75,742

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Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock Future U.S. Themes ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services (continued)
Visa Inc., Class A	627	$129,889

		499,307

Leisure Products — 0.4%
Brunswick Corp./DE	222	15,689

Machinery — 1.2%
Dover Corp.	40	5,227
Graco Inc.	221	15,377
Lincoln Electric Holdings Inc.	173	24,566
Toro Co. (The)	34	3,585

		48,755

Marine — 0.2%
Matson Inc.	105	7,726

Metals & Mining — 4.4%
Commercial Metals Co.	243	11,056
Nucor Corp.	673	88,419
Reliance Steel & Aluminum Co.	40	8,059
Steel Dynamics Inc.	497	46,743
U.S. Steel Corp.	1,361	27,710

		181,987

Multiline Retail — 1.5%
Dillard’s Inc., Class A	109	35,838
Dollar Tree Inc.(a)	26	4,121
Nordstrom Inc.	457	9,295
Target Corp.	72	11,826

		61,080

Oil, Gas & Consumable Fuels — 9.1%
Chevron Corp.	272	49,205
Chord Energy Corp.	7	1,072
ConocoPhillips	446	56,236
Continental Resources Inc./OK	66	4,882
Denbury Inc.(a)	11	1,006
Diamondback Energy Inc.	50	7,855
EOG Resources Inc.	62	8,464
Exxon Mobil Corp.	413	45,765
Matador Resources Co.	642	42,661
Murphy Oil Corp.	142	6,888
Ovintiv Inc.	637	32,264
PDC Energy Inc.	644	46,458
Pioneer Natural Resources Co.	278	71,282
SM Energy Co.	50	2,249

		376,287

Paper & Forest Products — 0.5%
Louisiana-Pacific Corp.	347	19,658

Pharmaceuticals — 1.9%
Bristol-Myers Squibb Co.	256	19,832
Johnson & Johnson	328	57,062

		76,894

Professional Services — 0.2%
FTI Consulting Inc.(a)(b)	62	9,649

Road & Rail — 4.3%
JB Hunt Transport Services Inc.	56	9,580
Old Dominion Freight Line Inc.	390	107,094
Ryder System Inc.	319	25,683
Union Pacific Corp.	188	37,062

		179,419

Security	Shares	Value

Semiconductors & Semiconductor Equipment — 12.7%
Analog Devices Inc.	877	$125,078
Broadcom Inc.	154	72,399
Cirrus Logic Inc.(a)	237	15,907
KLA Corp.	10	3,165
Lattice Semiconductor Corp.(a)	114	5,530
Marvell Technology Inc.	326	12,936
Microchip Technology Inc.	319	19,695
Micron Technology Inc.	89	4,815
NXP Semiconductors NV	52	7,596
ON Semiconductor Corp.(a)(b)	1,598	98,165
Qorvo Inc.(a)	18	1,549
Qualcomm Inc.	221	26,003
Semtech Corp.(a)	60	1,661
Skyworks Solutions Inc.	222	19,094
Synaptics Inc.(a)	90	7,974
Texas Instruments Inc.	574	92,202
Wolfspeed Inc.(a)(b)	163	12,836

		526,605

Software — 5.6%
Cadence Design Systems Inc.(a)	55	8,327
Microsoft Corp.	870	201,953
Synopsys Inc.(a)	75	21,941

		232,221

Specialty Retail — 2.9%
Home Depot Inc. (The)	160	47,381
Lowe’s Companies Inc.	67	13,061
Penske Automotive Group Inc.	119	13,283
Signet Jewelers Ltd.	24	1,566
TJX Companies Inc. (The)	589	42,467
Ulta Beauty Inc.(a)	10	4,194

		121,952

Technology Hardware, Storage & Peripherals — 8.6%
Apple Inc.	2,178	333,974
Dell Technologies Inc., Class C	614	23,578

		357,552

Textiles, Apparel & Luxury Goods — 0.2%
Capri Holdings Ltd.(a)	44	2,010
Carter’s Inc.	67	4,547

		6,557

Thrifts & Mortgage Finance — 0.1%
Essent Group Ltd.	158	6,254

Trading Companies & Distributors — 2.3%
Fastenal Co.	170	8,216
MSC Industrial Direct Co. Inc., Class A	185	15,351
United Rentals Inc.(a)(b)	40	12,628
WESCO International Inc.(a)	359	49,460
WW Grainger Inc.	19	11,103

		96,758

Total Long-Term Investments — 98.9% (Cost: $4,358,402)		4,090,990

Short-Term Securities

Money Market Funds — 2.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.29%(c)(d)(e)	81,305	81,289

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Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock Future U.S. Themes ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.97%(c)(d) .	40,000	$40,000

Total Short-Term Securities — 2.9% (Cost: $121,303)		121,289

Total Investments — 101.8% (Cost: $4,479,705)		4,212,279
Liabilities in Excess of Other Assets — (1.8)%		(76,193)

Net Assets — 100.0%		$4,136,086

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/22	Shares Held at 10/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$81,330	(a)	$—		$(27)	$(14)	$81,289	81,305	$32	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	70,000	—		(30,000	)(a)	—	—	40,000	40,000	276		—

						$(27)	$(14)	$121,289		$308		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Micro E-Mini S&P 500 Index	2	12/16/22	$39	$(462)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valu- ation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based

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Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock Future U.S. Themes ETF

Fair Value Hierarchy as of Period End (continued)

on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$4,090,990	$—	$—	$4,090,990
Money Market Funds	121,289	—	—	121,289

	$4,212,279	$—	$—	$4,212,279

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(462)	$—	$—	$(462)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

NVS	Non-Voting Shares

4